DEAR SHAREHOLDER:

Compared to the volatility in world stock markets during the past few months, short-term interest rates have remained relatively calm. As is often the case, U.S. money market instruments became a safe haven in times of stress.

In addition to safety and liquidity, money market fund investors also enjoyed a modest increase in yields during the six-month period which ended December 31, 1997. One reason: the Federal Reserve Board raised short-term interest rates by
0.25 percentage points in late March of 1997. This new interest rate was in place for the period covered by this report. It's important to remember that an investment in the Trust is neither insured nor guaranteed by the U.S. government, and there is no assurance that the Trust will maintain a stable $1.00 share price in the future.

For the six months ended December 31, 1997, Centennial Money Market Trust's compounded annualized yield was 5.11%. Without compounding, the corresponding yield was 4.98%. The seven-day annualized yields with and without compounding on December 31, 1997 were 5.28% and 5.15%, respectively.(1)

Typically, long-term and short-term interest rates move in the same direction. During the past few months, long-term rates have fallen sharply. That's because investors worldwide increasingly invested in U.S. Treasury bonds of all maturities when they liquidated their Asia equity positions. Generally, when the demand for bonds rises, bond prices increase, and issuers can pay lower yields to attract the same number of investors.

However, while long-term interest rates have been falling, U.S. money market yields have actually been rising in recent weeks. The main reason is that Japan, the world's second largest issuer of short-term debt, continues to have financial difficulties. Because investors perceive a lowered credit quality there, issuers have been required to pay higher interest rates to compensate for the additional risk. To compete, American issuers in both the government and corporate sectors have been forced to also raise their short-term rates.

With this backdrop of heightened credit concerns, our strategy remains constant: to invest in securities that present minimal credit risk. Today, U.S. blue chip corporations offer a wide selection of commercial paper and other money market instruments that currently are paying attractive yields.

All things considered, the U.S. economy is the envy of the world. Inflation is virtually nonexistent, long-term interest rates have fallen below 6%, the federal budget is nearly balanced, unemployment is under 5% and economic growth continues strong. True, Asia's devalued currencies and


1. Compounded yields assume reinvestment of dividends. Past performance is not indicative of future results.

uncertain business environment will slow our economy somewhat, because our exports to the Far East will be curtailed. However, our economy was beginning to overheat in 1997 and had the events in Asia not taken place, the Federal Reserve Board might have intervened by raising short-term interest rates to slow down the economy.

As we have seen, world events can have a dramatic impact on interest rates as well as the investment markets. However, we don't try to predict the future course of interest rates and use those predictions to set our investment strategy. Instead, we "ladder" the portfolio with some securities maturing in a few days, some maturing in a month, some maturing in two months and so on. With a relatively broad maturity spectrum, the portfolio is widely diversified and able to take advantage of a variety of market conditions.

Money market yields are often compared with the rate of inflation to determine a "real" rate of return. The real rate of return equals the stated money market yield minus the rate of inflation. At the same time, money market funds provide a strong combination of liquidity and safety of principal during times of volatility in other markets.

Thank you for your confidence in Centennial Money Market Trust. We look forward to helping you reach your investment goals in the future.


Sincerely,

/s/ JAMES C. SWAIN

James C. Swain
Chairman
Centennial Money Market Trust

/s/ BRIDGET A. MACASKILL

Bridget A. Macaskill
President
Centennial Money Market Trust

January 23, 1998

STATEMENT OF INVESTMENTS December 31, 1997 (Unaudited)
Centennial Money Market Trust


                                                                                Face                Value
                                                                               Amount             See Note 1
                                                                           --------------       --------------
BANKERS' ACCEPTANCES-0.1%
BankBoston, N.A.:
   5.57%, 1/5/98 ......................................................... $    5,000,000       $    4,996,905
   5.57%, 2/25/98 ........................................................     10,000,000            9,914,903
                                                                                                --------------
Total Bankers' Acceptances (Cost $14,911,808)                                                       14,911,808
                                                                                                --------------
CERTIFICATES OF DEPOSIT-2.9%
DOMESTIC CERTIFICATES OF DEPOSIT-0.8%
LaSalle National Bank:
   5.70%, 1/22/98 ........................................................     25,000,000           25,000,000
   5.70%, 2/13/98 ........................................................     30,000,000           30,000,348
   5.70%, 2/5/98 .........................................................     25,000,000           25,000,236
   5.73%, 3/11/98 ........................................................     20,000,000           20,000,000
Morgan Guaranty Trust Co. New York, 6.022%, 3/25/98 ......................      5,300,000            5,301,524
                                                                                                --------------
                                                                                                   105,302,108
                                                                                                --------------
YANKEE CERTIFICATES OF DEPOSIT-2.1%
Deutsche Bank AG, 5.76%, 4/20/98 .........................................     25,000,000           25,000,000
Societe Generale:
   5.70%, 1/12/98 ........................................................     15,000,000           14,999,968
   5.708%, 2/26/98 .......................................................     40,000,000           40,000,000
   5.71%, 2/27/98 ........................................................     30,000,000           30,000,000
   5.71%, 3/9/98 .........................................................     25,000,000           25,000,000
   5.72%, 2/26/98 ........................................................     25,000,000           25,000,378
   5.73%, 3/11/98 ........................................................     25,000,000           25,000,000
   5.85%, 3/3/98 .........................................................     25,000,000           24,992,511
   6.35%, 4/15/98 ........................................................     45,000,000           45,057,238
Swiss Bank Corp., 5.77%, 4/23/98 .........................................     25,000,000           25,000,756
                                                                                                --------------
                                                                                                   280,050,851
                                                                                                --------------
Total Certificates of Deposit (Cost $385,352,959) ........................                         385,352,959
                                                                                                --------------
DIRECT BANK OBLIGATIONS-7.8%
Abbey National North America Corp.:
   5.53%, 2/2/98 .........................................................    100,000,000           99,508,445
   5.54%, 1/23/98 ........................................................     59,000,000           58,800,863
   5.55%, 2/25/98 ........................................................     40,000,000           39,660,833
   5.55%, 3/17/98 ........................................................     25,000,000           24,710,938
   5.55%, 3/3/98 .........................................................     35,000,000           34,670,854
   5.56%, 3/11/98 ........................................................     40,000,000           39,573,733
   5.56%, 3/16/98 ........................................................     25,000,000           24,714,278
   8.25%, 1/2/98 .........................................................     42,800,000           42,790,068

Centennial Money Market Trust


                                                                                Face                Value
                                                                               Amount             See Note 1
                                                                           --------------       --------------
DIRECT BANK OBLIGATIONS (CONTINUED)
Abbey National Treasury Services PLC, 5.65%, 4/15/98(1)(3) ............... $    8,000,000       $    7,999,426
ABN Amro Bank, N.V., 6.05%, 3/27/98 ......................................     20,000,000           20,007,287
ABN Amro North America Finance, Inc.:
   5.53%, 2/5/98 .........................................................     40,000,000           39,784,944
   5.54%, 5/1/98 .........................................................     56,000,000           54,965,000
   5.71%, 4/20/98 ........................................................     25,000,000           24,577,625
Bank of Scotland Treasury Services:
   5.52%, 2/2/98 .........................................................     30,000,000           29,851,733
   5.585%, 4/21/98 .......................................................     50,000,000           49,146,736
BankBoston, N.A.:
   5.84%, 6/17/98 ........................................................     25,000,000           25,000,000
   5.84%, 6/5/98 .........................................................     50,000,000           50,000,000
   5.66%, 1/29/98 ........................................................     20,000,000           20,000,000
   5.71%, 12/10/98(1) ....................................................     20,000,000           20,000,000
Bankers Trust Co., New York:
   5.65%, 7/13/98(1) .....................................................     25,000,000           24,994,882
   5.66%, 6/9/98(1) ......................................................     25,000,000           24,994,716
   5.69%, 4/23/98(1) .....................................................     10,000,000            9,998,803
   5.70%, 4/3/98(1) ......................................................     10,000,000            9,998,936
   5.71%, 4/15/98(1) .....................................................      5,000,000            5,000,000
   6.17%, 7/13/98(1) .....................................................     20,000,000           19,995,904
   6.17%, 8/18/98(1) .....................................................     25,000,000           24,993,941
   6.18%, 5/1/98(1) ......................................................     38,000,000           37,995,696
   6.20%, 7/14/98(1) .....................................................     20,000,000           19,997,864
FCC National Bank:
   5.62%, 2/20/98(1) .....................................................     15,000,000           14,998,995
   5.65%, 1/28/98 ........................................................     15,000,000           15,000,000
   5.66%, 1/26/98 ........................................................     35,000,000           35,000,013
   5.66%, 1/26/98 ........................................................     20,000,000           19,999,597
   5.67%, 2/18/98 ........................................................      9,000,000            8,999,831
   6.15%, 5/8/98(1) ......................................................     30,000,000           29,995,918
Societe Generale:
   6.16%, 6/18/98(1) .....................................................     10,000,000            9,996,934
   6.16%, 8/25/98(1) .....................................................     10,000,000            9,996,254
   6.17%, 6/12/98(1) .....................................................     15,000,000           14,997,171
                                                                                                --------------
Total Direct Bank Obligations (Cost $1,042,718,218) ......................                       1,042,718,218
                                                                                                --------------

Centennial Money Market Trust


                                                                                 Face                Value
                                                                                Amount             See Note 1
                                                                             ------------         ------------
LETTERS OF CREDIT-7.4%
ABN Amro Bank NV, guaranteeing commercial paper of Formosa Plastics Corp.,
   USA-Series A:
   5.55%, 2/23/98 .......................................................... $ 25,000,000         $ 24,795,729
   5.55%, 2/27/98 ..........................................................   18,000,000           17,841,825
   5.56%, 1/23/98 ..........................................................   25,000,000           24,915,056
Bank of America NT & SA, guaranteeing commercial paper of Hyundai Motor
   Finance Co., 5.59%, 1/6/98 ..............................................    6,700,000            6,694,798
Bank of America, guaranteeing commercial paper of Formosa Plastics Corp.,
   USA-Series B, 5.55%, 1/23/98 ............................................   10,000,000            9,966,083
Bank One Indiana, guaranteeing commercial paper of Primex Funding Corp.,
   6%, 1/2/98(2) ...........................................................    5,000,000            5,000,000
Bank One, Cleveland, guaranteeing commercial paper of Capital One Funding
   Corp.-Series 1995F:
   6%, 1/2/98(1)(2) ........................................................   20,600,000           20,600,000
   6%, 1/2/98(1)(2) ........................................................   17,200,000           17,200,000
Bank One, Texas, guaranteeing commercial paper of Capital One Funding Corp.:
   Series 1997E, 6%, 1/2/98(1)(2) ..........................................   14,128,000           14,128,000
   Series 1997F, 6%, 1/2/98(1)(2) ..........................................   16,721,000           16,721,000
Barclays Bank PLC, guaranteeing commercial paper of:
   Banco Bradesco SA-Grand Cayman Branch:
   Series A, 5.56%, 3/2/98 .................................................   25,000,000           24,768,333
   Series A, 5.56%, 3/3/98 .................................................   10,000,000            9,905,789
   Series A, 5.59%, 6/18/98 ................................................   10,000,000            9,739,133
   Series A, 5.72%, 6/17/98 ................................................   30,000,000           29,203,967
   Series B, 5.65%, 6/16/98 ................................................   20,000,000           19,478,945
   Banco de Credito Nacional SA-Series A, 5.54%, 1/20/98 ...................   10,000,000            9,970,761
   Banco Nacionale de Mexico SA-Series A, 6.20%, 1/22/98 ...................   20,000,000           19,927,667
   Banco Real SA-Grand Cayman Branch:
   Series A, 5.62%, 4/17/98 ................................................   20,000,000           19,669,044
   Series A, 5.63%, 4/20/98 ................................................   23,000,000           22,608,660
   Petroleo Brasiliero SA Petrobras:
   Series A, 5.69%, 5/15/98 ................................................   15,000,000           14,682,308
   Series A, 5.74%, 4/6/98 .................................................   15,000,000           14,772,792
   Petroleo Brasiliero SA Petrobras II:
   Series C, 5.54%, 1/13/98 ................................................   10,000,000            9,981,533
   Series C, 5.55%, 3/4/98 .................................................   15,000,000           14,856,625
   Series D, 5.52%, 1/13/98 ................................................   15,000,000           14,972,300
   Series D, 5.55%, 3/30/98 ................................................    5,000,000            4,932,167
   Series D, 5.57%, 3/31/98 ................................................   20,000,000           19,724,594

Centennial Money Market Trust

                                                                                 Face                Value
                                                                                Amount             See Note 1
                                                                             ------------         ------------
LETTERS OF CREDIT (CONTINUED)
Bayerische Vereinsbank AG, guaranteeing commercial paper of:
   Banco Rio de la Plata S.A.-Series A, 5.75%, 1/22/98 ..................... $  6,500,000         $  6,478,198
   Galicia Funding Corp.-Series A, 5.77%, 2/27/98(2) .......................   25,000,000           24,771,604
   Garanti Funding Corp.:
   I-Series A, 5.65%, 2/4/98 ...............................................    5,000,000            4,973,320
   II-Series A, 5.65%, 2/4/98 ..............................................   10,000,000            9,946,639
Credit Suisse, guaranteeing commercial paper of:
   CEMEX, S.A. de C.V.-Series B, 5.55%, 2/23/98 ............................   25,000,000           24,795,729
   Daewoo International Corp.:
   5.55%, 2/23/98 ..........................................................   20,000,000           19,836,583
   5.55%, 2/26/98 ..........................................................   10,000,000            9,913,667
   5.55%, 3/27/98 ..........................................................   10,000,000            9,868,958
   5.63%, 4/22/98 ..........................................................   10,000,000            9,826,408
   Minmetals Capitals & Securities, Inc.:
   5.57%, 2/11/98 ..........................................................   37,000,000           36,765,286
   5.57%, 3/2/98 ...........................................................   10,000,000            9,907,167
   5.57%, 3/4/98 ...........................................................   10,000,000            9,904,072
   5.69%, 3/18/98 ..........................................................   10,000,000            9,879,878
   PEMEX Capital, Inc.:
   5.67%, 3/23/98 ..........................................................   25,000,000           24,681,063
   Series A:
   5.64%, 6/24/98 ..........................................................   50,000,000           48,637,000
   5.655%, 6/18/98 .........................................................   40,000,000           38,944,400
   5.68%, 5/14/98 ..........................................................   25,000,000           24,475,389
   5.68%, 6/4/98 ...........................................................   19,000,000           18,538,342
   5.715%, 4/22/98 .........................................................   25,000,000           24,559,469
Societe Generale, guaranteeing commercial paper of Nacional Financiera SNC:
   Series A, 5.54%, 2/18/98 ................................................   28,000,000           27,793,173
   Series A, 5.55%, 3/16/98 ................................................   11,300,000           11,171,086
   Series A, 5.57%, 4/14/98 ................................................   40,000,000           39,361,829
   Series A, 5.60%, 4/20/98 ................................................   35,000,000           34,405,042
   Series A, 5.675%, 5/14/98 ...............................................   30,000,000           29,371,021
   Series B, 5.535%, 2/17/98 ...............................................   35,000,000           34,747,081
Union Bank of Switzerland, guaranteeing commercial paper of Glencore
   Finance Ltd.-Series A, 5.56%, 2/4/98 ....................................   25,000,000           24,868,722
                                                                                                  ------------
Total Letters of Credit (Cost $985,478,235) ................................                       985,478,235
                                                                                                  ------------

Centennial Money Market Trust

                                                                               Face                Value
                                                                              Amount             See Note 1
                                                                           ------------         ------------
SHORT-TERM NOTES-80.3%
AUTOMOTIVE-1.4%
BMW US Capital Corp.:
   5.54%, 2/17/98 ........................................................ $ 30,000,000         $ 29,783,017
   5.62%, 2/2/98 .........................................................   18,500,000           18,407,582
   6.25%, 1/9/98 .........................................................   50,000,000           49,930,556
   6.80%, 1/2/98 .........................................................   90,727,000           90,709,863
                                                                                                ------------
                                                                                                 188,831,018
                                                                                                ------------
BANKS-2.5%
BankBoston Corp., 5.74%, 4/22/98(1) ......................................   30,000,000           30,004,212
Bankers Trust New York Corp.:
   5.54%, 2/17/98 ........................................................   12,000,000           11,913,207
   5.54%, 2/18/98 ........................................................   15,000,000           14,889,200
   5.58%, 2/23/98 ........................................................   50,000,000           49,589,250
Barnett Banks, Inc., 5.92%, 1/16/98 ......................................  107,000,000          106,732,458
First Chicago Financial Corp.:
   5.655%, 5/29/98 .......................................................   15,000,000           14,651,275
   5.66%, 5/28/98 ........................................................   25,000,000           24,422,208
   5.67%, 3/26/98 ........................................................   25,000,000           24,669,250
   5.72%, 4/1/98 .........................................................   15,000,000           14,785,500
   5.73%, 1/29/98 ........................................................   15,000,000           14,933,150
Morgan (J.P.) & Co., Inc., 5.64%, 6/19/98 ................................   25,000,000           24,338,083
                                                                                                ------------
                                                                                                 330,927,793
                                                                                                ------------
BEVERAGES-1.9%
Coca-Cola Enterprises, Inc.:
   5.53%, 1/16/98(2) .....................................................   30,000,000           29,930,875
   5.54%, 1/20/98(2) .....................................................   25,000,000           24,926,903
   5.62%, 2/11/98(2) .....................................................   25,000,000           24,839,701
   5.62%, 4/17/98(2) .....................................................   30,000,000           29,503,567
   5.70%, 3/27/98(2) .....................................................   15,000,000           14,798,125
   5.70%, 4/6/98(2) ......................................................   25,000,000           24,623,958
   5.71%, 4/8/98(2) ......................................................   15,000,000           14,769,221
   5.71%, 4/9/98(2) ......................................................   30,000,000           29,533,683
   5.73%, 3/6/98(2) ......................................................   40,000,000           39,592,533
   5.80%, 4/3/98(2) ......................................................   15,000,000           14,777,667
                                                                                                ------------
                                                                                                 247,296,233
                                                                                                ------------

Centennial Money Market Trust

                                                                               Face                Value
                                                                              Amount             See Note 1
                                                                           ------------         ------------
BROKER/DEALERS-17.5%
Bear Stearns Cos., Inc.:
   5.53%, 2/11/98 ........................................................ $ 35,000,000         $ 34,779,568
   5.55%, 1/12/98 ........................................................   50,000,000           49,915,208
   5.55%, 1/30/98 ........................................................   65,000,000           64,710,040
   5.55%, 2/24/98 ........................................................   25,000,000           24,791,875
   5.55%, 2/25/98 ........................................................   25,000,000           24,788,021
   5.55%, 2/27/98 ........................................................   50,000,000           49,560,625
   5.55%, 3/23/98 ........................................................   25,000,000           24,687,812
   5.56%, 2/19/98 ........................................................   30,000,000           29,772,967
   5.56%, 3/2/98 .........................................................   25,000,000           24,768,333
   5.57%, 2/18/98 ........................................................    6,000,000            5,955,440
   5.57%, 3/30/98 ........................................................   20,000,000           19,727,689
   5.67%, 5/22/98 ........................................................   30,000,000           29,333,775
   5.73%, 12/23/98(1) ....................................................   20,000,000           20,000,000
   5.75%, 4/1/98(1) ......................................................   10,000,000           10,000,000
   5.789%, 4/21/98(1) ....................................................    5,000,000            4,999,968
   5.799%, 5/22/98(1) ....................................................   25,000,000           25,000,000
   5.941%, 7/17/98(1) ....................................................   10,000,000           10,000,000
   5.949%, 4/3/98(1) .....................................................   15,000,000           15,000,000
   5.949%, 9/22/98(1) ....................................................   25,000,000           25,000,000
   5.98%, 7/10/98(1) .....................................................   45,000,000           45,000,000
   5.99%, 2/9/98(1) ......................................................   20,000,000           20,004,397
   6.115%, 8/14/98(1) ....................................................    5,000,000            5,004,917
   6.13%, 5/14/98(1) .....................................................    7,000,000            7,004,087
   9.125%, 4/15/98 .......................................................    5,725,000            5,777,826
CS First Boston, Inc.:
   5.54%, 1/22/98(2) .....................................................   33,000,000           32,893,355
   5.639%, 3/13/98(1)(3) .................................................   25,000,000           25,000,000
   5.779%, 5/12/98(1)(3) .................................................   25,000,000           25,000,000
   5.789%, 6/2/98(1)(3) ..................................................   25,000,000           25,000,000
Dean Witter, Discover & Co.:
   6%, 3/1/98 ............................................................    6,000,000            6,001,781
   6%, 3/1/98 ............................................................   10,000,000           10,002,618
Goldman Sachs Group, L.P.:
   5.56%, 1/23/98 ........................................................   55,000,000           54,804,261
   5.65%, 5/22/98 ........................................................   35,000,000           34,225,479
   5.85%, 1/22/98 ........................................................   50,000,000           49,829,375
Goldman Sachs Group, L.P., Promissory Nts.:
   5.78%, 3/16/98 ........................................................   40,000,000           40,000,000
   5.86%, 3/26/98 ........................................................   30,000,000           30,000,000
   5.87%, 4/10/98 ........................................................   35,000,000           35,000,000
   5.96%, 5/13/98 ........................................................   30,000,000           30,000,000

Centennial Money Market Trust

                                                                                Face                Value
                                                                               Amount             See Note 1
                                                                           --------------       --------------
BROKER/DEALERS
Lehman Brothers Holdings, Inc.:
   4.975%, 8/14/98(1) .................................................... $   15,000,000       $   15,000,000
   5.226%, 6/18/98(1) ....................................................     45,000,000           45,065,528
   5.58%, 2/11/98 ........................................................     50,000,000           49,682,250
   5.58%, 2/9/98 .........................................................     50,000,000           49,697,750
   5.59%, 2/3/98(1) ......................................................     25,000,000           25,000,000
   5.64%, 3/13/98 ........................................................     25,000,000           24,721,917
   5.70%, 4/10/98 ........................................................     27,000,000           26,576,775
   5.875%, 1/28/98 .......................................................     30,000,000           29,867,812
   5.90%, 1/9/98 .........................................................     20,000,000           19,973,778
   6.12%, 1/9/98 .........................................................     50,000,000           49,932,000
   6.169%, 3/27/98(1) ....................................................     25,000,000           25,011,596
   6.744%, 6/22/98(1) ....................................................     20,000,000           20,069,304
Merrill Lynch & Co., Inc.:
   5.55%, 1/15/98 ........................................................     10,000,000            9,978,417
   5.55%, 1/28/98 ........................................................     18,000,000           17,925,345
   5.56%, 2/18/98 ........................................................     25,000,000           24,814,667
   5.56%, 3/2/98 .........................................................     10,000,000            9,907,333
   5.57%, 1/9/98 .........................................................     35,000,000           34,956,678
   5.57%, 2/19/98 ........................................................     25,000,000           24,810,465
   5.57%, 4/30/98 ........................................................     20,000,000           19,631,761
   5.58%, 3/26/98 ........................................................     30,000,000           29,609,400
   5.62%, 4/8/98 .........................................................     20,000,000           19,697,144
   5.67%, 5/22/98 ........................................................     23,750,000           23,222,572
   5.68%, 3/18/98(1) .....................................................     20,000,000           19,999,186
   5.68%, 9/22/98(1) .....................................................     20,000,000           19,998,588
   5.685%, 5/26/98(1) ....................................................     25,000,000           24,998,522
   5.70%, 4/16/98 ........................................................     50,000,000           49,168,750
   5.70%, 5/5/98 .........................................................     10,000,000            9,803,667
   5.703%, 7/20/98(1) ....................................................     15,000,000           15,000,000
   5.72%, 12/23/98(1) ....................................................     25,000,000           25,000,000
   5.98%, 1/8/98(1) ......................................................     40,000,000           39,999,850
   6.27%, 11/16/98(1) ....................................................     25,000,000           25,010,545
Morgan Stanley, Dean Witter, Discover & Co.:
   5.73%, 3/31/98 ........................................................     25,000,000           24,645,854
   5.85%, 1/20/98 ........................................................     50,000,000           49,845,625
   6.75%, 3/24/98 ........................................................     94,500,000           94,500,000
Salomon Smith Barney, Inc.:
   5.62%, 1/29/98 ........................................................     43,000,000           42,812,042
   5.62%, 2/18/98 ........................................................     40,000,000           39,700,267

Centennial Money Market Trust

                                                                                Face                Value
                                                                               Amount             See Note 1
                                                                           --------------       --------------
BROKER/DEALERS (CONTINUED)
Salomon Smith Barney, Inc.: (Continued)
   5.63%, 4/29/98 ........................................................ $   50,000,000       $   49,077,306
   5.64%, 1/28/98 ........................................................     65,000,000           64,724,300
   5.67%, 2/19/98 ........................................................     40,000,000           39,691,300
   5.69%, 3/24/98 ........................................................     15,000,000           14,805,592
   5.70%, 1/2/98 .........................................................     10,000,000            9,998,425
   5.70%, 4/17/98 ........................................................     10,000,000            9,832,167
   5.74%, 5/26/98 ........................................................     20,000,000           19,537,611
   5.75%, 3/31/98 ........................................................      7,310,000            7,306,940
   5.77%, 3/30/98 ........................................................     15,000,000           14,788,433
   5.801%, 11/2/98(1) ....................................................     20,000,000           20,000,000
   5.884%, 10/20/98(1) ...................................................     30,000,000           30,000,000
   6.022%, 6/2/98(1) .....................................................      6,000,000            6,001,874
   6.04%, 7/9/98 .........................................................      7,000,000            7,005,138
                                                                                                --------------
                                                                                                 2,341,743,891
                                                                                                --------------
CHEMICALS-0.7%
Henkel Corp., 5.52%, 1/30/98(2) ..........................................     14,000,000           13,937,747
Monsanto Co., Series B:
   5.55%, 3/4/98(2) ......................................................     30,000,000           29,713,250
   5.55%, 3/5/98(2) ......................................................     12,000,000           11,883,450
   5.57%, 2/3/98(2) ......................................................     40,000,000           39,795,767
                                                                                                --------------
                                                                                                    95,330,214
                                                                                                --------------
COMMERCIAL FINANCE--10.5%
CIT Group Holdings, Inc.:
   5.60%, 5/22/98(1) .....................................................     50,000,000           49,986,945
   5.902%, 3/11/98(1) ....................................................     49,500,000           49,500,000
Countrywide Home Loans:
   5.63%, 1/2/98 .........................................................     80,000,000           79,985,760
   5.83%, 1/28/98 ........................................................     66,625,000           66,333,682
   6.80%, 1/5/98 .........................................................     79,000,000           78,940,311
FINOVA Capital Corp.:
   5.52%, 4/16/98 ........................................................     20,000,000           19,670,417
   5.54%, 2/26/98 ........................................................     10,000,000            9,913,356
   5.57%, 2/20/98 ........................................................     25,000,000           24,806,597
   5.57%, 3/20/98 ........................................................     20,000,000           19,758,633
   5.58%, 1/13/98 ........................................................     15,000,000           14,972,100
   5.58%, 2/12/98 ........................................................     15,000,000           14,902,350
   5.59%, 1/5/98 .........................................................     10,000,000            9,993,789

Centennial Money Market Trust

                                                                                Face                Value
                                                                               Amount             See Note 1
                                                                           --------------       --------------

COMMERCIAL FINANCE
FINOVA Capital Corp.: (Continued)
   5.60%, 1/13/98 ........................................................ $   36,000,000       $   35,932,900
   5.60%, 1/14/98 ........................................................      2,525,000            2,519,894
   5.60%, 1/5/98 .........................................................     20,000,000           19,987,556
   5.60%, 1/8/98 .........................................................     16,000,000           15,982,578
   5.60%, 2/18/98 ........................................................      5,000,000            4,962,667
   5.60%, 3/30/98 ........................................................     15,000,000           14,793,933
   5.60%, 4/17/98 ........................................................     10,000,000            9,835,111
   5.60%, 4/30/98 ........................................................     45,000,000           44,167,000
   5.60%, 4/14/98 ........................................................     18,000,000           17,711,600
   5.60%, 4/20/98 ........................................................     15,000,000           14,745,667
   5.62%, 1/6/98 .........................................................     10,000,000            9,992,194
   5.62%, 5/14/98 ........................................................     20,000,000           19,609,722
   5.65%, 4/6/98 .........................................................     20,000,000           19,701,806
   5.695%, 5/26/98 .......................................................     15,000,000           14,655,927
   5.71%, 3/24/98 ........................................................     60,000,000           59,220,317
   5.72%, 3/23/98 ........................................................     40,000,000           39,485,200
   5.72%, 5/29/98 ........................................................     15,000,000           14,647,267
   5.72%, 5/4/98 .........................................................     15,000,000           14,706,850
   5.73%, 3/6/98 .........................................................     15,000,000           14,847,200
   5.75%, 5/14/98 ........................................................     10,000,000            9,787,569
   5.85%, 1/21/98 ........................................................     10,000,000            9,967,500
   5.85%, 1/23/98 ........................................................     18,500,000           18,433,862
   6.188%, 3/6/98(1) .....................................................     52,950,000           52,972,637
   8.50%, 5/1/98 .........................................................      8,490,000            8,562,218
   8.50%, 5/1/98 .........................................................      6,890,000            6,946,158
Heller Financial, Inc.:
   5.65%, 1/7/98 .........................................................      7,000,000            6,993,408
   5.65%, 1/8/98 .........................................................     45,000,000           44,950,562
   5.66%, 2/19/98 ........................................................     75,000,000           74,422,208
   5.69%, 1/16/98 ........................................................     45,000,000           44,893,312
   5.70%, 1/28/98 ........................................................     55,000,000           54,755,500
   5.70%, 10/16/98(1) ....................................................     45,000,000           44,996,449
   5.70%, 10/7/98(1) .....................................................     50,000,000           50,000,000
   5.90%, 3/30/98 ........................................................     35,000,000           34,495,222
   5.926%, 9/29/98(1) ....................................................     25,000,000           24,996,288
   6%, 4/2/98 ............................................................     22,000,000           21,666,333
   6%, 4/29/98 ...........................................................     50,000,000           49,016,667
   6.156%, 12/16/98(1) ...................................................     20,000,000           20,000,000
   9.375%, 3/15/98 .......................................................      3,100,000            3,121,571
                                                                                                --------------
                                                                                                 1,407,246,793
                                                                                                --------------

Centennial Money Market Trust

                                                                                Face                Value
                                                                               Amount             See Note 1
                                                                           --------------       --------------
COMPUTER SOFTWARE/SERVICES-1.1%
First Data Corp.:
   5.55%, 2/18/98 ........................................................ $ 30,000,000         $ 29,778,000
   5.59%, 5/5/98 .........................................................   30,000,000           29,422,367
   5.605%, 1/27/98 .......................................................   25,000,000           24,898,799
   5.67%, 5/19/98 ........................................................   35,000,000           34,239,275
   5.675%, 5/26/98 .......................................................   30,000,000           29,314,271
                                                                                                ------------
                                                                                                 147,652,712
                                                                                                ------------
CONGLOMERATES-0.3%
Mitsubishi International Corp.:
   5.70%, 1/5/98 .........................................................   31,200,000           31,180,240
   5.73%, 1/9/98 .........................................................   15,000,000           14,980,900
                                                                                                ------------
                                                                                                  46,161,140
                                                                                                ------------
CONSUMER FINANCE-1.1%
Commercial Credit Co., 5.50%, 5/15/98 ....................................   10,000,000            9,988,456
Island Finance Puerto Rico, Inc.:
   5.68%, 3/31/98 ........................................................   17,000,000           16,761,282
   5.71%, 2/17/98 ........................................................   10,000,000            9,925,453
   5.98%, 1/23/98 ........................................................   18,000,000           17,934,220
Sears Roebuck Acceptance Corp.:
   5.56%, 4/13/98 ........................................................   25,000,000           24,606,167
   5.63%, 4/16/98 ........................................................   30,000,000           29,507,375
   5.71%, 3/20/98 ........................................................   40,000,000           39,505,133
                                                                                                ------------
                                                                                                 148,228,086
                                                                                                ------------
DIVERSIFIED FINANCIAL-6.9%
Associates Corp. of North America, 5.50%, 1/22/98 ........................   40,000,000           39,871,667
Ford Motor Credit Corp.:
   5.70%, 12/23/98(1) ....................................................   25,000,000           24,992,929
   9%, 3/25/98 ...........................................................    6,100,000            6,144,170
General Electric Capital Corp.:
   5.55%, 2/23/98 ........................................................   15,000,000           14,877,437
   5.555%, 3/10/98 .......................................................   25,000,000           24,737,681
   5.56%, 2/12/98 ........................................................   50,000,000           49,675,667
   5.56%, 3/11/98 ........................................................   30,000,000           29,680,300
   5.56%, 3/18/98 ........................................................   45,000,000           44,471,800
   5.66%, 4/8/98 .........................................................   25,000,000           24,618,736
   7.95%, 2/2/98 .........................................................   10,000,000           10,017,520
   8.12%, 1/20/98 ........................................................    5,000,000            5,005,893

Centennial Money Market Trust

                                                                               Face                Value
                                                                              Amount             See Note 1
                                                                           ------------         ------------
DIVERSIFIED FINANCIAL
General Electric Capital Services:
   5.55%, 2/23/98 ........................................................ $ 50,000,000         $ 49,591,458
   5.55%, 3/2/98 .........................................................   35,000,000           34,676,250
   5.56%, 1/30/98 ........................................................   50,000,000           49,776,056
   5.60%, 4/17/98 ........................................................   30,000,000           29,505,333
   5.60%, 4/20/98 ........................................................   25,000,000           24,576,111
General Motors Acceptance Corp.:
   5.56%, 1/26/98 ........................................................   28,500,000           28,389,958
   5.58%, 2/25/98 ........................................................   18,000,000           17,846,550
   5.60%, 3/27/98 ........................................................   25,000,000           24,671,806
   5.60%, 4/13/98 ........................................................   95,000,000           93,491,392
   5.60%, 4/20/98 ........................................................   20,000,000           19,660,889
   5.75%, 4/21/98(1) .....................................................   45,000,000           44,993,050
   5.875%, 2/23/98 .......................................................   45,000,000           44,993,017
   6.15%, 5/11/98 ........................................................    7,000,000            7,004,753
   6.15%, 5/11/98 ........................................................    5,940,000            5,947,049
   6.20%, 5/11/98 ........................................................    5,550,000            5,557,550
Household Finance Corp.:
   5.50%, 1/21/98 ........................................................   50,000,000           49,847,222
   5.55%, 3/16/98 ........................................................   25,000,000           24,714,792
Prudential Funding Corp.:
   5.55%, 3/3/98 .........................................................   30,000,000           29,717,875
   5.685%, 5/5/98(1) .....................................................   45,000,000           44,996,311
   5.72%, 4/1/98 .........................................................   25,000,000           24,642,500
                                                                                                ------------
                                                                                                 928,693,722
                                                                                                ------------
ELECTRONICS-0.9%
Avnet, Inc., 5.82%, 3/23/98 ..............................................   10,000,000            9,869,050
Mitsubishi Electric Finance America, Inc.:
   5.55%, 1/28/98(2) .....................................................   25,000,000           24,895,938
   5.59%, 1/7/98(2) ......................................................   62,000,000           61,942,219
   5.60%, 1/14/98(2) .....................................................    5,000,000            4,989,889
   5.80%, 2/11/98(2) .....................................................   15,000,000           14,900,917
                                                                                                ------------
                                                                                                 116,598,013
                                                                                                ------------
HEALTHCARE/SUPPLIES & SERVICES-0.5%
A.H. Robins Co., Inc., 5.55%, 1/8/98(2) ..................................   31,327,000           31,293,193
AC Acquisition Holding Co., 5.54%, 1/23/98(2) ............................   40,000,000           39,864,333
                                                                                                ------------
                                                                                                  71,157,526
                                                                                                ------------

Centennial Money Market Trust

                                                                                Face                Value
                                                                               Amount             See Note 1
                                                                           --------------       --------------
INDUSTRIAL SERVICES-0.8%
PHH Corp.:
   5.939%, 1/27/98(1) .................................................... $   55,000,000       $   54,998,782
   5.939%, 1/27/98(1) ....................................................     27,000,000           26,999,619
   5.96%, 1/15/98(1) .....................................................     25,000,000           24,999,907
                                                                                                --------------
                                                                                                   106,998,308
                                                                                                --------------
INSURANCE-12.0%
Allstate Life Insurance Co., 5.687%, 1/2/98(1) ...........................     50,000,000           50,000,000
Combined Insurance Co. of America, 5.75%, 1/2/98(1) ......................     50,000,000           50,000,000
GE Financial Assurance Holdings, Inc.:
   5.68%, 5/20/98 ........................................................     30,000,000           29,342,067
   5.68%, 5/21/98 ........................................................     20,000,000           19,558,222
   5.73%, 4/2/98 .........................................................     30,000,000           29,565,475
General American Life Insurance Co., 5.89%, 1/2/98(1) ....................     80,000,000           80,000,000
Jackson National Life Insurance Co.:
   5.68%, 3/1/98(1) ......................................................     70,000,000           70,000,000
   5.71%, 8/1/98(1) ......................................................     45,000,000           45,000,000
John Hancock Capital Corp., 5.989%, 1/2/98(1)(3) .........................    100,000,000          100,000,000
Pacific Mutual Life Insurance Co., 5.647%, 1/2/98(1)(3) ..................     90,000,000           90,000,000
Principal Mutual Life Insurance Co., 6%, 1/2/98(1)(3) ....................     95,000,000           95,000,000
Protective Life Insurance Co.:
   5.708%, 8/25/98(1) ....................................................     25,000,000           25,000,000
   5.748%, 4/1/98(1) .....................................................     25,000,000           25,000,000
   5.837%, 1/2/98(1)(3) ..................................................     30,000,000           30,000,000
   5.777%, 1/2/98 ........................................................    200,000,000          200,000,000
Safeco Insurance Co.:
   5.62%, 1/29/98 ........................................................     10,000,000            9,956,289
   5.77%, 3/19/98 ........................................................     20,000,000           19,753,172
TransAmerica Life Insurance & Annuity Co.:
   5.687%, 10/15/98(1) ...................................................     75,000,000           75,000,000
   5.687%, 3/22/98(1) ....................................................     43,000,000           43,000,000
   5.687%, 5/15/98(1) ....................................................     50,000,000           50,000,000
   5.687%, 8/3/98(1) .....................................................     25,000,000           25,000,000
   5.687%, 9/30/98(1) ....................................................     50,000,000           50,000,000
   5.984%, 1/28/98 .......................................................    150,000,000          150,000,000
Transamerica Occidental Corp., 5.687%, 9/29/98(1) ........................     50,000,000           50,000,000
Travelers Insurance Co.:
   5.708%, 10/3/98(1)(3) .................................................     40,000,000           40,000,000
   5.708%, 9/16/98(1)(3) .................................................     48,000,000           48,000,000
Western-Southern Life Funding, 5.969%, 1/2/98(1) .........................    100,000,000          100,000,000
                                                                                                --------------
                                                                                                 1,599,175,225
                                                                                                --------------

Centennial Money Market Trust

                                                                                Face                Value
                                                                               Amount             See Note 1
                                                                           --------------       --------------
LEASING & FACTORING-1.7%
American Honda Finance Corp.:
   5.58%, 1/22/98 ........................................................ $   10,000,000       $    9,967,158
   5.719%, 4/9/98(1) .....................................................     10,000,000           10,000,000
   5.812%, 7/27/98(1) ....................................................     10,000,000           10,000,000
   5.90%, 1/29/98 ........................................................     50,000,000           49,770,556
   5.906%, 6/16/98(1) ....................................................     20,000,000           20,000,000
   5.92%, 1/28/98 ........................................................     35,000,000           34,844,600
   5.95%, 1/13/98 ........................................................     15,120,000           15,090,012
   6.05%, 1/12/98 ........................................................     30,000,000           29,944,542
   6.05%, 1/15/98 ........................................................     35,000,000           34,917,653
   6.30%, 1/8/98 .........................................................      4,000,000            3,995,100
International Lease Finance Corp., 5.75%, 3/15/98 ........................      5,000,000            4,999,567
                                                                                                --------------
                                                                                                   223,529,188
                                                                                                --------------
MANUFACTURING-0.0%
Rexam PLC, 5.85%, 1/16/98(2) .............................................      5,950,000            5,935,497
                                                                                                --------------
METALS/MINING-1.4%
Rio Tinto America, Inc.:
   5.52%, 2/4/98(2) ......................................................     16,900,000           16,811,735
   5.54%, 1/23/98(2) .....................................................     40,000,000           39,864,578
   5.55%, 2/26/98(2) .....................................................     17,600,000           17,448,053
   5.55%, 3/19/98(2) .....................................................     22,300,000           22,035,280
   5.55%, 3/2/98(2) ......................................................     17,600,000           17,437,200
   5.56%, 2/9/98(2) ......................................................     17,400,000           17,295,194
   5.655%, 5/27/98(2) ....................................................     20,000,000           19,541,317
   5.67%, 4/3/98(2) ......................................................     28,500,000           28,086,652
   5.74%, 2/23/98(2) .....................................................      5,000,000            4,957,747
                                                                                                --------------
                                                                                                   183,477,756
                                                                                                --------------
NONDURABLE HOUSEHOLD GOODS-0.4%
Newell Co.:
   5.61%, 1/26/98(2) .....................................................     10,000,000            9,961,042
   6.80%, 1/2/98(2) ......................................................     46,655,000           46,646,187
                                                                                                --------------
                                                                                                    56,607,229
                                                                                                --------------

Centennial Money Market Trust

                                                                               Face                Value
                                                                              Amount             See Note 1
                                                                           ------------         ------------
OIL-INTEGRATED-0.6%
Fina Oil & Chemical Co.:
   5.57%, 1/20/98(2) ..................................................... $ 15,000,000         $ 14,955,904
   5.59%, 2/26/98(2) .....................................................   14,000,000           13,878,262
   5.70%, 4/10/98(2) .....................................................    5,000,000            4,921,625
   5.80%, 1/23/98(2) .....................................................   10,000,000            9,964,556
Repsol International Finance BV, 5.50%, 1/22/98 ..........................   30,000,000           29,903,750
                                                                                                ------------
                                                                                                  73,624,097
                                                                                                ------------
SPECIAL PURPOSE FINANCIAL-18.1%
Asset Backed Capital Finance, Inc.:
   5.58%, 2/2/98(2) ......................................................   49,900,000           49,646,383
   5.58%, 3/2/98(2) ......................................................    9,900,000            9,807,930
   5.58%, 3/9/98(2) ......................................................   35,400,000           35,031,612
   5.60%, 2/9/98(2) ......................................................   68,800,000           68,382,613
   5.60%, 4/1/98(2) ......................................................   48,100,000           47,421,350
   5.68%, 1/8/98(2) ......................................................    2,000,000            1,997,791
   5.70%, 9/15/98(1)(3) ..................................................   15,000,000           15,000,000
   5.73%, 11/23/98(1)(3) .................................................   40,000,000           40,000,000
   5.73%, 12/8/98(1)(3) ..................................................   50,000,000           50,000,000
   6.16%, 3/16/98(1)(3) ..................................................   20,000,000           19,998,183
Asset Backed Securities Investment Trust-Series 1997A, 6.03%, 2/16/98(1)(3)  35,000,000           34,999,563
Asset Securitization Cooperative Corp.:
   5.75%, 3/26/98(2) .....................................................   25,000,000           24,664,583
   5.89%, 1/29/98(2) .....................................................   40,000,000           39,816,756
Beta Finance, Inc.:
   5.53%, 2/9/98(2) ......................................................   10,000,000            9,940,092
   5.54%, 2/17/98(2) .....................................................   29,400,000           29,187,356
   5.55%, 2/23/98(2) .....................................................   17,000,000           16,861,096
   5.55%, 2/27/98(2) .....................................................   10,000,000            9,912,125
   5.56%, 3/12/98(2) .....................................................  107,000,000          105,840,392
   5.56%, 3/16/98(2) .....................................................   35,000,000           34,599,989
   5.56%, 3/3/98(2) ......................................................   30,000,000           29,717,367
   5.56%, 3/4/98(2) ......................................................   50,000,000           49,521,222
   5.56%, 3/9/98(2) ......................................................   94,500,000           93,522,135
   5.56%, 4/14/98(2) .....................................................   15,000,000           14,761,383
   5.56%, 4/22/98(2) .....................................................   31,500,000           30,954,158
   5.57%, 4/29/98(2) .....................................................    2,000,000            1,963,486
   5.66%, 5/19/98(2) .....................................................   30,000,000           29,349,100
   5.67%, 5/11/98(2) .....................................................   30,000,000           29,385,750
Cooperative Assn. of Tractor Dealers:
   Series A, 5.62%, 4/15/98 ..............................................   10,000,000            9,837,644

Centennial Money Market Trust

                                                                               Face                Value
                                                                              Amount             See Note 1
                                                                           ------------         ------------
SPECIAL PURPOSE FINANCIAL
   Cooperative Assn. of Tractor Dealers: (Continued)
   Series B, 5.63%, 3/19/98 .............................................. $ 15,000,000         $ 14,819,371
   Series B, 5.72%, 3/25/98 ..............................................   11,200,000           11,052,297
Corporate Asset Funding Co., Inc.:
   5.53%, 1/15/98(2) .....................................................   22,000,000           21,952,688
   5.73%, 1/23/98(2) .....................................................   75,000,000           74,737,375
CXC, Inc.:
   5.54%, 1/16/98(2) .....................................................   20,000,000           19,953,833
   5.57%, 3/16/98(2) .....................................................    5,000,000            4,942,753
   5.59%, 2/17/98(2) .....................................................    7,000,000            6,948,914
   5.61%, 2/13/98(2) .....................................................   25,000,000           24,832,479
   5.65%, 4/6/98(2) ......................................................   30,000,000           29,552,708
   5.68%, 3/25/98(2) .....................................................   55,000,000           54,279,744
   5.68%, 3/26/98(2) .....................................................   17,000,000           16,774,693
   5.69%, 4/29/98(2) .....................................................   25,000,000           24,533,736
   5.70%, 3/6/98(2) ......................................................   25,000,000           24,746,667
   5.72%, 3/27/98(2) .....................................................   30,000,000           29,594,833
   5.72%, 4/16/98(2) .....................................................   50,000,000           49,165,833
   5.85%, 1/20/98(2) .....................................................    8,100,000            8,074,991
   5.85%, 1/21/98(2) .....................................................   35,000,000           34,886,250
   5.85%, 1/28/98(2) .....................................................   30,000,000           29,868,375
Enterprise Funding Corp.:
   5.54%, 2/19/98(2) .....................................................   10,127,000           10,050,637
   5.55%, 3/20/98(2) .....................................................    3,910,000            3,862,982
   5.56%, 2/9/98(2) ......................................................    6,087,000            6,050,402
   5.62%, 4/21/98 ........................................................   14,000,000           13,759,589
   5.67%, 4/8/98(2) ......................................................   19,510,000           19,213,303
   5.68%, 3/25/98(2) .....................................................   13,434,000           13,258,074
   5.72%, 5/13/98(2) .....................................................   26,964,000           26,398,095
   5.73%, 5/18/98(2) .....................................................   10,000,000            9,781,942
   5.75%, 1/16/98(2) .....................................................    5,734,000            5,720,262
   5.85%, 1/14/98 ........................................................   50,000,000           49,894,375
   5.85%, 1/23/98(2) .....................................................    5,008,000            4,990,096
   5.90%, 1/7/98(2) ......................................................    7,747,000            7,739,382
Falcon Asset Securitization Corp.:
   5.57%, 4/29/98(2) .....................................................   25,750,000           25,279,877
   5.65%, 1/15/98(2) .....................................................    6,425,000            6,410,883
   5.75%, 1/23/98(2) .....................................................   24,519,000           24,432,843
   5.90%, 1/2/98(2) ......................................................   25,125,000           25,120,882
Fleet Funding Corp.:
   5.65%, 1/2/98(2) ......................................................   50,000,000           49,992,153
   5.82%, 1/23/98(2) .....................................................    5,340,000            5,321,007

Centennial Money Market Trust

                                                                                Face                Value
                                                                               Amount             See Note 1
                                                                           ---------------      ---------------
SPECIAL PURPOSE FINANCIAL (CONTINUED)
New Center Asset Trust:
   5.55%, 1/30/98 ........................................................ $    30,000,000      $    29,865,875
   5.685%, 5/21/98 .......................................................      50,000,000           48,894,583
   5.735%, 4/16/98 .......................................................      40,000,000           39,330,917
   6.30%, 1/28/98 ........................................................       7,100,000            7,066,453
   6.40%, 1/15/98 ........................................................      14,800,000           14,763,164
Preferred Receivables Funding Corp.:
   5.55%, 2/26/98 ........................................................       5,000,000            4,956,833
   5.55%, 2/5/98 .........................................................      24,500,000           24,367,802
   5.68%, 4/10/98(2) .....................................................      10,775,000           10,606,695
RACERS Series 1997-MM-1-1, 5.98%, 1/15/98(1)(3) ..........................      50,000,000           49,999,239
Receivables Capital Corp.:
   5.62%, 1/5/98(2) ......................................................       7,249,000            7,244,345
   5.82%, 1/26/98(2) .....................................................      20,000,000           19,919,167
   5.85%, 1/22/98(2) .....................................................      30,000,000           29,897,625
   5.87%, 1/20/98(2) .....................................................      15,325,000           15,277,522
   5.90%, 1/16/98(2) .....................................................      50,000,000           49,877,083
   5.90%, 1/29/98(2) .....................................................      25,000,000           24,885,278
Sigma Finance, Inc.:
   5.54%, 2/20/98(2) .....................................................      25,000,000           24,807,639
   5.55%, 1/15/98(2) .....................................................     101,420,000          101,200,838
   5.57%, 3/25/98(2) .....................................................       9,000,000            8,884,423
   5.58%, 1/6/98(2) ......................................................      33,000,000           32,974,425
   5.58%, 2/25/98(2) .....................................................       5,000,000            4,957,375
   5.58%, 3/19/98(2) .....................................................      11,000,000           10,868,715
   5.58%, 4/14/98(2) .....................................................      24,000,000           23,616,840
   5.59%, 3/10/98(2) .....................................................      15,000,000           14,841,617
   5.59%, 5/6/98(2) ......................................................      26,000,000           25,495,347
   5.60%, 2/11/98(2) .....................................................      20,500,000           20,369,256
   5.60%, 2/4/98(2) ......................................................      17,000,000           16,910,089
SMM Trust 1997-I, 5.969%, 5/29/98(1)(3) ..................................      40,000,000           40,000,000
                                                                                                ---------------
                                                                                                  2,421,993,528
                                                                                                ---------------
Total Short-Term Notes (Cost $10,741,207,969) ............................                       10,741,207,969
                                                                                                ---------------

Centennial Money Market Trust

                                                                                Face                Value
                                                                               Amount             See Note 1
                                                                           ---------------      ---------------
U.S. GOVERNMENT OBLIGATIONS-0.2%
Student Loan Marketing Assn., 5.82%, 1/23/98 (Cost $29,999,729) .......... $    30,000,000      $    29,999,729
                                                                                                ---------------
FOREIGN GOVERNMENT OBLIGATIONS-1.1%
Finnish Export Credit Ltd.:
   5.55%, 7/15/98 ........................................................       8,000,000            7,759,500
   5.56%, 7/7/98 .........................................................       5,000,000            4,855,594
   5.73%, 5/19/98 ........................................................      20,000,000           19,560,700
Westdeutsche Landesbank Girozentrale:
   5.53%, 2/5/98 .........................................................      50,000,000           49,731,181
   5.56%, 3/11/98 ........................................................      25,000,000           24,733,583
   5.85%, 1/15/98 ........................................................      30,000,000           29,931,750
Westdeutsche Landesbank Girozentrale, guaranteeing commercial paper of
   Unibanco-Uniao de Brancos Brasileiros S.A.-Grand Cayman-Series A,
   5.75%, 3/30/98 ........................................................      10,000,000            9,859,445
                                                                                                ---------------
Total Foreign Government Obligations (Cost $146,431,753)                                            146,431,753
                                                                                                ---------------
Total Investments, at Value ..............................................            99.8%      13,346,100,671
Other Assets Net of Liabilities ..........................................             0.2           25,654,462
                                                                                     -----      ---------------
Net Assets ...............................................................           100.0%     $13,371,755,133
                                                                                     =====      ===============

Short-term notes, bankers' acceptances, direct bank obligations and letters of credit are generally traded on a discount basis; the interest rate is the discount rate received by the Trust at the time of purchase. Other securities normally bear interest at the rates shown.

1. Floating or variable rate obligation. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on December 31, 1997. This instrument may also have a demand feature which allows the recovery of principal at any time, or at specified intervals not exceeding one year, on up to 30 days' notice. Maturity date shown represents effective maturity based on variable rate and, if applicable, demand feature.

2. Security issued in exempt transaction without registration under the Securities Act of 1933. Such securities amount to $2,834,960,326, or 21.20% of the Trust's net assets and have been determined to be liquid pursuant to guidelines adopted by the Trustees.

3. Restricted securities which are considered illiquid, by virtue of the absence of a readily available market or because of legal or contractual restrictions on resale, amount to $809,645,411, or 6.05% of the Trust's net assets. The Trust may not invest more than 10% of its net assets (determined at the time of purchase) in illiquid securities.


See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES December 31, 1997 (Unaudited)
Centennial Money Market Trust

ASSETS:
Investments, at value ................................................................. $13,346,100,671
Cash ..................................................................................         524,197
Receivables:
  Shares of beneficial interest sold ..................................................     143,232,601
  Interest ............................................................................      36,945,860
Other .................................................................................         789,187
                                                                                        ---------------
    Total assets ......................................................................  13,527,592,516
                                                                                        ---------------

LIABILITIES:
Payables and other liabilities:
  Shares of beneficial interest redeemed ..............................................     153,489,024
  Service plan fees ...................................................................       1,082,048
  Dividends ...........................................................................          43,725
  Trustees' fees ......................................................................           4,807
Other .................................................................................       1,217,779
                                                                                        ---------------
    Total liabilities .................................................................     155,837,383
                                                                                        ---------------

NET ASSETS ............................................................................ $13,371,755,133
                                                                                        ===============

COMPOSITION OF NET ASSETS:
Paid-in capital ....................................................................... $13,371,671,117
Accumulated net realized gain on investment transactions ..............................          84,016
                                                                                        ---------------

NET ASSETS-applicable to 13,371,671,117 shares of beneficial interest outstanding ..... $13,371,755,133
                                                                                        ===============

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE ........................           $1.00

See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS For the Six Months Ended December 31, 1997 (Unaudited) Centennial Money Market Trust

INVESTMENT INCOME-Interest ........................................................... $ 304,709,831
                                                                                       -------------

EXPENSES
Management fees-Note 3 ...............................................................    20,511,640
Service plan fees-Note 3 .............................................................    10,682,513
Transfer and shareholder servicing agent fees-Note 3 .................................     5,070,691
Custodian fees and expenses ..........................................................       581,075
Shareholder reports ..................................................................       541,641
Registration and filing fees .........................................................       389,677
Legal and auditing fees ..............................................................       122,608
Trustees' fees and expenses ..........................................................        30,463
Insurance expenses ...................................................................         5,530
Other ................................................................................        10,599
                                                                                       -------------
  Total expenses .....................................................................    37,946,437
                                                                                       -------------
Less reimbursement of expenses by Centennial Asset Management Corporation-Note 3 .....    (2,382,437)
                                                                                       -------------
Net expenses .........................................................................    35,564,000
                                                                                       -------------
NET INVESTMENT INCOME ................................................................   269,145,831
                                                                                       -------------
NET REALIZED GAIN ON INVESTMENTS .....................................................        21,976
                                                                                       -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ................................. $ 269,167,807
                                                                                       =============

================================================================================
STATEMENTS OF CHANGES IN NET ASSETS

                                                                    Six Months Ended
                                                                    December 31, 1997          Year Ended
                                                                      (Unaudited)            June 30, 1997
                                                                    ----------------        ----------------
OPERATIONS:
Net investment income ............................................. $    269,145,831        $    390,168,132
Net realized gain .................................................           21,976                  12,890
                                                                    ----------------        ----------------
Net increase in net assets resulting from operations ..............      269,167,807             390,181,022
                                                                    ----------------        ----------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS .......................     (269,145,831)           (390,443,351)
                                                                    ----------------        ----------------

BENEFICIAL INTEREST TRANSACTIONS:
Net increase in net assets resulting from beneficial interest
   transactions-Note 2 ............................................    4,308,766,276           2,310,345,177
                                                                    ----------------        ----------------

NET ASSETS:
Total increase ....................................................    4,308,788,252           2,310,082,848
Beginning of period ...............................................    9,062,966,881           6,752,884,033
                                                                    ----------------        ----------------
End of period ..................................................... $ 13,371,755,133        $  9,062,966,881
                                                                    ================        ================

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
Centennial Money Market Trust

                                          Six Months Ended                         Year Ended June 30,
                                          December 31, 1997     ---------------------------------------------------------
                                             (Unaudited)         1997         1996         1995         1994        1993
                                          -----------------     ------       ------       ------       ------      ------
PER SHARE OPERATING DATA:
Net asset value, beginning of period            $1.00           $1.00        $1.00        $1.00        $1.00       $1.00
Income from investment
   operations-net investment
   income and net realized gain ....              .03             .05          .05          .05          .03         .03
Dividends and distributions to
   shareholders ....................             (.03)           (.05)        (.05)        (.05)        (.03)       (.03)
                                                -----           -----        -----        -----        -----       -----
Net asset value, end of period .....            $1.00           $1.00        $1.00        $1.00        $1.00       $1.00
                                                =====           =====        =====        =====        =====       =====
TOTAL RETURN, AT
   NET ASSET VALUE(1) ..............             2.60%           4.97%        5.11%        5.07%        2.82%       2.91%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
   (in millions) ...................          $13,372          $9,063       $6,753       $4,812       $2,559      $1,991
Average net assets (in millions) ...          $10,533          $8,033       $6,077       $3,342       $2,346      $1,701
Ratios to average net assets:
Net investment income ..............             5.07%(2)        4.86%        4.99%        5.01%        2.84%       2.82%
Expenses, before voluntary
   assumption by the manager .......             0.72%(2)        0.73%        0.74%        0.77%        0.81%       0.83%
Expenses, net of voluntary
   assumption by the manager .......             0.67%(2)        0.67%        0.69%        0.73%        0.76%       0.78%


1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total returns reflect changes in net investment income only.

2.  Annualized.


See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
Centennial Money Market Trust

    1. SIGNIFICANT ACCOUNTING POLICIES

    Centennial Money Market Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust's investment objective is to seek the maximum current income that is consistent with low capital risk and the maintenance of liquidity. The Trust seeks to achieve this objective by investing in "money market" securities meeting specified quality standards. The Trust's investment advisor is Centennial Asset Management Corporation (the Manager), a subsidiary of OppenheimerFunds, Inc. (OFI). The following is a summary of significant accounting policies consistently followed by the Trust.

    Investment Valuation-Portfolio securities are valued on the basis of amortized cost, which approximates market value.

    Repurchase Agreements-The Trust requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Trust may be delayed or limited.

    Federal Taxes-The Trust intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

    Distributions to Shareholders-The Trust intends to declare dividends from net investment income each day the New York Stock Exchange is open for business and pay such dividends monthly. To effect its policy of maintaining a net asset value of $1.00 per share, the Trust may withhold dividends or make distributions of net realized gains.

    Other-Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses on investments are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

Centennial Money Market Trust

    2. SHARES OF BENEFICIAL INTEREST

    The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                     Six Months Ended December 31, 1997               Year Ended June 30, 1997
                                    -------------------------------------      --------------------------------------
                                        Shares                Amount                Shares                Amount
                                    ---------------      ----------------      ----------------      ----------------
    Sold .........................   17,407,693,893      $ 17,407,693,893        27,792,751,077      $ 27,792,751,077
    Issued in connection with
      the acquisition of:
      Daily Cash Accumulation
      Fund, Inc.-Note 4 ..........    3,461,468,087         3,461,468,087                    --                    --
    Dividends and
      distributions reinvested ...      277,024,148           277,024,148           378,092,268           378,092,268
    Redeemed .....................  (16,837,419,852)      (16,837,419,852)      (25,860,498,168)      (25,860,498,168)
                                    ---------------      ----------------      ----------------      ----------------
    Net increase .................    4,308,766,276      $  4,308,766,276         2,310,345,177      $  2,310,345,177
                                    ===============      ================      ================      ================

    3. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

    Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee of 0.50% of the first $250 million of net assets; 0.475% of the next $250 million of net assets; 0.45% of the next $250 million of net assets; 0.425% of the next $250 million of net assets; and 0.40% on net assets in excess of $1 billion. The Manager has agreed to reimburse the Trust if aggregate expenses (with specified exceptions) exceed the lesser of 1.5% of the first $30 million of average annual net assets of the Trust, plus 1% of average annual net assets in excess of $30 million; or 25% of the total annual investment income of the Trust.

    Independently of the investment advisory agreement, the Manager had voluntarily agreed to waive a portion of the management fee otherwise payable to it by the Trust to the extent necessary to reduce, on an annual basis, the management fee paid on the average net assets of the Trust in excess of $1 billion from 0.40% to: 0.40% of average net assets in excess of $1 billion but less than $1.25 billion; 0.375% of average net assets in excess of $1.25 billion but less than $1.50 billion; 0.35% of average net assets in excess of $1.50 billion but less than $2 billion; and 0.325% of average net assets in excess of $2 billion. The investment advisory agreement was amended on November 21, 1997 to include in the contractual management fee those additional breakpoints which were previously voluntary.

Centennial Money Market Trust

    Shareholder Services, Inc. (SSI), a subsidiary of OFI, is the transfer and shareholder servicing agent for the Trust and for other registered investment companies. SSI's total costs of providing such services are allocated ratably to these companies.

    Under an approved service plan, the Trust may expend up to 0.20% of its net assets annually to reimburse certain securities dealers and other financial institutions and organizations for costs incurred in distributing Trust shares.

    4. ACQUISITION OF DAILY CASH ACCUMULATION FUND, INC.

    On November 21, 1997 the Trust acquired the net assets of Daily Cash Accumulation Fund, Inc. The Trust issued 3,461,468,087 shares of beneficial interest, valued at $3,461,468,087, in exchange for the net assets, resulting in combined net assets of $13,332,998,832 on November 21, 1997. The exchange qualified as a tax-free reorganization for federal income tax purposes.

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                                      26

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                                      27

CENTENNIAL MONEY MARKET TRUST

                Officers and Trustees
                James C. Swain, Chairman
                  and Chief Executive Officer
                Bridget A. Macaskill, Trustee and President
                Robert G. Avis, Trustee
                William A. Baker, Trustee
                Charles Conrad, Jr., Trustee
                Jon S. Fossel, Trustee
                Sam Freedman, Trustee
                Raymond J. Kalinowski, Trustee
                C. Howard Kast, Trustee
                Robert M. Kirchner, Trustee
                Ned M. Steel, Trustee
                George C. Bowen, Trustee, Vice President,
                  Treasurer and Assistant Secretary
                Andrew J. Donohue, Vice President
                  and Secretary
                Dorothy G. Warmack, Vice President
                Carol E. Wolf, Vice President
                Arthur J. Zimmer, Vice President
                Robert J. Bishop, Assistant Treasurer
                Scott T. Farrar, Assistant Treasurer
                Robert G. Zack, Assistant Secretary

                Investment Advisor and Distributor
                Centennial Asset Management Corporation

                Transfer and Shareholder Servicing Agent
                Shareholder Services, Inc.

                Custodian of Portfolio Securities
                Citibank, N.A.

                Independent Auditors
                Deloitte & Touche LLP

                Legal Counsel
                Myer, Swanson, Adams & Wolf, P.C.

                The financial statements included herein have been taken from the records of the Trust without examination of the independent auditors. This is a copy of a report to shareholders of Centennial Money Market Trust. This report must be preceded or accompanied by a Prospectus of Centennial Money Market Trust. For material information concerning the Trust, see the Prospectus.

                For shareholder servicing call:
                1-800-525-9310 (in U.S.)
                303-671-3200 (outside U.S.)

                Or write:
                Shareholder Services, Inc.
                P.O. Box 5143
                Denver, CO 80217-5143


RS0150.001.1297    [RECYCLE LOGO] Printed on recycled paper


1997 SEMIANNUAL REPORT


CENTENNIAL
MONEY MARKET
TRUST

DECEMBER 31, 1997